UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	$1,325	$1,525,963

		$1,525,963

Education — 4.8%

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	$200	$238,318

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	687,436

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	322,479

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	329,225

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	365,478

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	371,700

Colorado School of Mines, 4.00%, 12/1/34	890	995,830

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,043,569

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,214,640

Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	876,832

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	617,418

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 1.35%, 8/15/34(1)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,142,850

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	218,200

Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.50%, 8/15/36(2)	5,000	5,000,000

Saginaw Valley State University, MI, 5.00%, 7/1/26	750	912,622

Saginaw Valley State University, MI, 5.00%, 7/1/27	750	904,845

Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,202,570

University of California, 5.00%, 5/15/32	3,000	3,421,080

University of New Mexico, (SPA: U.S. Bank, N.A.), 1.35%, 6/1/26(2)	4,500	4,500,000

University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,243,898

Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,314,391

Western Michigan University, 5.00%, 11/15/24	300	356,178

		$32,279,559

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.8%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,186,160

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	438,288

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,192,570

Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,205,630

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	296,052

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	117,300

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	889,401

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	610,030

Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.38%, 10/1/33(2)	5,000	5,000,000

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	590,400

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,121

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,287

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	306,210

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	292,213

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	291,195

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	290,188

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	355,236

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	472,332

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,310,658

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,746,315

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,160,990

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	347,097

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	288,890

		$18,881,563

General Obligations — 28.8%

Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$807,198

Addison, TX, 5.00%, 2/15/26	270	306,096

Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,265	2,583,889

Anchorage, AK, 5.00%, 9/1/24	250	296,883

Anchorage, AK, 5.00%, 9/1/25	100	121,641

Anchorage, AK, 5.00%, 9/1/27	780	941,616

Belding Area Schools, MI, 5.00%, 5/1/28	250	302,293

Belding Area Schools, MI, 5.00%, 5/1/30	250	299,903

Birmingham, AL, 5.00%, 12/1/25	1,050	1,278,312

Birmingham, AL, 5.00%, 12/1/27	2,460	3,113,597

Burlington, VT, 5.00%, 11/1/25	300	360,765

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Burlington, VT, 5.00%, 11/1/26	$150	$184,058

California, 4.00%, 9/1/26	320	379,466

California, 5.00%, 8/1/24	1,390	1,658,895

California, 5.00%, 8/1/26	2,010	2,464,903

California, 5.00%, 8/1/28	2,000	2,601,200

California, 5.00%, 8/1/32	1,590	1,939,514

California, (LOC: Sumitomo Mitsui Banking Co.), 1.20%, 5/1/40(2)	5,000	5,000,000

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	677,570

Clark County, NV, 4.00%, 11/1/34	2,375	2,613,830

Collin County, TX, 5.00%, 2/15/25	1,605	1,927,059

Colonial School District, PA, 5.00%, 2/15/32	100	119,384

Colonial School District, PA, 5.00%, 2/15/33	200	238,050

Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	755,754

Dallas, TX, 5.00%, 2/15/26	4,860	5,477,269

Dallas, TX, 5.00%, 2/15/29	2,775	3,177,985

Dallas, TX, 5.00%, 2/15/31	3,615	4,012,216

Delaware, 5.00%, 2/1/29	1,000	1,283,850

District of Columbia, 5.00%, 6/1/33	6,690	7,761,939

Douglas County School District No. Re-1, CO, 4.00%, 12/15/34	3,000	3,431,070

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	406,851

Dublin City School District, OH, 5.00%, 12/1/29	500	648,230

Edgewood City School District, OH, 5.25%, 12/1/33	500	570,190

Edinburg, TX, 5.00%, 3/1/25	310	369,312

Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,412,362

Flower Mound, TX, 4.00%, 3/1/32	100	111,695

Flower Mound, TX, 5.00%, 3/1/27	510	621,971

Franklin County, OH, 4.25%, 12/1/35	1,250	1,356,387

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	446,468

Georgia, 5.00%, 2/1/32	1,000	1,230,250

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	608,765

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,034,255

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,224,090

Homewood, AL, 5.00%, 9/1/28	2,000	2,458,780

Homewood, AL, 5.00%, 9/1/29	2,000	2,443,260

Hudson City School District, OH, 4.00%, 12/1/32	100	111,598

Illinois, 5.00%, 10/1/26	3,650	4,156,328

Illinois, 5.00%, 2/1/27	2,730	3,119,871

Illinois, 5.00%, 1/1/28	5,655	6,335,805

Illinois, 5.00%, 3/1/28	2,000	2,108,460

Illinois, 5.00%, 4/1/29	1,190	1,294,827

Illinois, 5.00%, 3/1/34	6,000	6,262,980

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 3/1/35	$5,000	$5,212,550

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,129,630

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,890,452

La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	485	539,111

Lakeland, FL, 5.00%, 10/1/25	635	758,768

Lakeland, FL, 5.00%, 10/1/28	1,500	1,777,095

Lakeland, FL, 5.00%, 10/1/30	1,000	1,175,820

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	700	465,346

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,830,256

Maine, 5.00%, 6/1/25	2,500	3,031,925

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	235,466

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	357,372

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,197,130

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	616,106

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	152,777

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	230,855

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	401,744

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	854,210

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,037,663

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	841,442

New Hampshire, 4.00%, 12/1/33	2,285	2,640,317

New York, NY, 5.00%, 8/1/25	2,000	2,434,480

Oregon, 2.20%, 6/1/24	815	849,833

Oregon, 2.25%, 12/1/24	1,000	1,045,950

Oregon, 2.35%, 6/1/25	165	173,847

Oregon, 2.40%, 12/1/25	1,050	1,111,519

Oregon, 2.50%, 6/1/26	1,070	1,130,669

Oregon, 2.55%, 12/1/26	430	456,389

Oregon, (SPA: U.S. Bank, N.A.), 1.34%, 12/1/36(2)	5,000	5,000,000

Pasadena, TX, 4.00%, 2/15/28	500	562,375

Pasadena, TX, 4.00%, 2/15/29	250	280,078

Pasadena, TX, 4.00%, 2/15/30	500	556,845

Pasadena, TX, 4.00%, 2/15/31	650	720,324

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	$1,060	$908,007

Pennsylvania, 4.00%, 6/1/30	5,000	5,302,450

Pennsylvania, 4.00%, 6/15/31	235	255,922

Pennsylvania, 5.00%, 7/1/24	490	578,925

Philadelphia, PA, 5.00%, 2/1/24(3)	1,050	1,221,307

Philadelphia, PA, 5.00%, 2/1/26(3)	1,150	1,400,665

Philadelphia, PA, 5.00%, 2/1/31(3)	2,250	2,840,265

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,174,720

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,340,320

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	551,216

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	589,110

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	627,553

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	654,550

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	683,249

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	703,909

Romeo Community Schools, MI, 5.00%, 5/1/30	700	839,727

Romulus, MI, 4.00%, 11/1/31	250	278,885

Romulus, MI, 4.00%, 11/1/32	300	333,195

Romulus, MI, 4.00%, 11/1/33	250	276,483

SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	576,510

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,963,368

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	635	715,715

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	120	134,689

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	339,714

Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,374,860

South Texas College District, 5.00%, 8/15/30	1,295	1,476,701

Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,313,675

Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,241,240

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,115,140

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,238,970

Stamford, CT, 4.00%, 8/1/27	650	748,690

Sun Valley, ID, 5.00%, 9/15/25	755	922,210

Sun Valley, ID, 5.00%, 9/15/26	695	868,111

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Texas, (SPA: State Street Bank and Trust Co.), 1.52%, 12/1/42(2)	$7,240	$7,240,000

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	634,954

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	548,276

Trussville, AL, 5.00%, 10/1/31	150	170,300

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	582,446

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	602,870

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	617,147

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	642,578

Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	735,132

Washington, 5.00%, 8/1/28	1,485	1,830,366

Washington, 5.00%, 8/1/29	1,400	1,714,902

Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	244,245

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,251,688

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	827,070

Williamson County, TX, 5.00%, 2/15/28	300	347,250

York County, PA, 5.00%, 6/1/27	1,225	1,456,047

		$195,182,606

Hospital — 10.2%

Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$200	$218,842

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	299,570

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,864

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	944,617

Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,103

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	1,800	2,169,540

Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	150	178,383

Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000	1,201,900

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,434,615

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	$4,000	$4,465,720

Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	820,702

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	607,235

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,151,680

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,147,670

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,167,620

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	294,577

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	294,428

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	293,013

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,397,440

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,785,975

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,369,700

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.97%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(4)	5,000	5,012,200

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,152,460

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	698,798

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	638,676

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	604,780

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	293,049

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,815	2,106,652

Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	590,825

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,643,580

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	572,197

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,182,940

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	555,220

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$565,930

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,506,348

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	869,403

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	478,204

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	622,520

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	617,980

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,205,190

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	858,291

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	855,519

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	629,008

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	841,883

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	117,795

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,189,980

Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,192,890

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	1,140	1,174,132

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,349,362

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,210,960

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	285,870

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,629

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	353,031

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	603,755

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	727,731

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,977,692

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	413,836

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	405,357

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	$300	$365,367

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	248,407

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	603,630

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	477,888

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	475,804

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,961,017

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	483,536

Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	656,604

		$68,933,120

Housing — 2.1%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$153,896

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,070,870

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	1,000	1,015,460

New York City Housing Development Corp., NY, 2.30%, 5/1/25	910	947,210

New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	907,288

New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	829,789

New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	443,726

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	195,565

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	232,279

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	206,920

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	237,404

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	147,326

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	115,917

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,071,400

Seattle Housing Authority, WA, 2.625%, 12/1/23	110	115,358

Seattle Housing Authority, WA, 2.75%, 12/1/24	480	509,270

Seattle Housing Authority, WA, 2.875%, 12/1/25	900	966,645

Seattle Housing Authority, WA, 3.00%, 12/1/26	920	1,000,279

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	265,403

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,800	1,955,304

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Virginia Housing Development Authority, 2.40%, 5/1/26	$120	$124,494

Virginia Housing Development Authority, 2.55%, 5/1/27	630	654,368

Virginia Housing Development Authority, 3.80%, 12/1/35	785	844,550

Washington Housing Finance Commission, 2.25%, 6/1/25	105	109,564

Washington Housing Finance Commission, 2.30%, 12/1/25	130	135,788

Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,717

		$14,365,790

Insured – Education — 0.4%

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,308,715

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,221,970

		$2,530,685

Insured – Escrowed / Prerefunded — 0.0%(5)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$120,272

		$120,272

Insured – General Obligations — 0.8%

Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,209,970

Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,603,773

Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	650,034

New Britain, CT, (BAM), 5.00%, 3/1/25	135	159,558

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,999

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	518,833

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	377,566

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	793,962

		$5,319,695

Insured – Lease Revenue / Certificates of Participation — 1.0%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,594,579

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,469,885

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	299,023

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,331

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	473,700

Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	236,146

Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	482,525

Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	367,342

Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	435,567

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	$605	$738,620

Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	374,936

		$6,590,654

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$136,753

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	512,266

		$649,019

Insured – Transportation — 1.8%

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$413,549

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	605,600

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	385,101

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	449,599

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,227,840

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,521,875

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,997,424

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,955,949

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,987,964

		$12,544,901

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$175,653

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	297,475

		$473,128

Lease Revenue / Certificates of Participation — 6.8%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,132,630

Broward County School Board, FL, 5.00%, 7/1/25	500	603,545

Broward County School Board, FL, 5.00%, 7/1/27	500	611,230

Broward County School Board, FL, 5.00%, 7/1/29	500	604,890

Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,475,537

California Public Works Board, 5.00%, 11/1/29	1,000	1,236,100

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	612,265

Colorado Department of Transportation, 5.00%, 6/15/30	350	421,516

Colorado Department of Transportation, 5.00%, 6/15/31	310	371,427

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	592,455

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,723,300

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,698,400

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	241,752

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	152,295

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	635,739

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	670,588

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	700,071

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,327

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	744,582

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	513,394

Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,078,009

Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,823,619

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,785,464

Medina City School District, OH, 5.00%, 12/1/24	300	353,367

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,691,381

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,405,160

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	999,991

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,201,070

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,222,020

Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,430,400

Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,274,747

Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,549,613

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	470,231

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	608,005

Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,035,155

Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,151,865

South Dakota Building Authority, 5.00%, 6/1/26	500	616,135

South Dakota Building Authority, 5.00%, 6/1/27	635	739,032

South Dakota Building Authority, 5.00%, 6/1/28	210	249,862

South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	235,902

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	360	378,515

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Virginia Public Building Authority, 4.00%, 8/1/35	$1,140	$1,313,474

		$46,076,060

Other Revenue — 11.3%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,021,292

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	783,095

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	914,668

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	854,286

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.882%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(4)	2,500	2,501,750

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,202,840

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,198,490

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	976,635

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	755,648

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	599,704

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	184,845

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,540,650

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,538,750

Kentucky Public Energy Authority, Gas Supply Revenue, 2.73%, (67% of 1 mo. USD LIBOR + 1.12%), 6/1/25 (Put Date), 12/1/49(4)	10,000	10,022,600

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	400	460,432

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	250	286,675

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32	365	417,556

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33	300	341,778

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34	475	539,842

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,936,779

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	2,993,662

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$610,170

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	333,042

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,795,175

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	1,000	1,092,420

Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,185,440

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,509,154

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,334,593

Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	414,824

Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	12,000	13,914,240

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,551,050

Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,645,535

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,996,800

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,193,990

		$76,648,410

Senior Living / Life Care — 2.4%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,522,700

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	184,390

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,747,007

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	997,544

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,870

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	1,006,924

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	118,749

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	645,850

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,192,517

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	$250	$270,422

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	290,895

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,719

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,037,770

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	659,406

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	688,314

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	228,566

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	284,437

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	173,799

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	115,191

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,259,863

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	57,139

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	142,079

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	253,512

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	235,364

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	789,986

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	283,387

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	457,284

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	569,565

		$16,513,249

Special Tax Revenue — 2.4%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,259

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,230,440

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	613,160

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	$250	$300,842

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,262,943

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,095,660

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,150,545

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,079,039

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	882,948

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,322,748

Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	529,953

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,150,676

New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,386,517

Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,300	1,524,328

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	119,033

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	165,444

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,220,510

		$16,155,045

Transportation — 13.1%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,040,660

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,402,397

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,043,920

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,954,764

Central Florida Expressway Authority, 4.00%, 7/1/35	5,350	5,951,982

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,213,560

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	175,775

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,394

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	580,800

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,157,700

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	143,958

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,630,291

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	$3,060	$3,808,262

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,233,810

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,229,160

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,140,663

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,448,110

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,524,109

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,661,968

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	776,119

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,998,496

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,534,259

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	585,860

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,168,240

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	872,775

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	779,987

Illinois Toll Highway Authority, 5.00%, 1/1/29	175	208,983

Illinois Toll Highway Authority, 5.00%, 12/1/32	350	410,056

Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	294,853

Kentucky Turnpike Authority, 5.00%, 7/1/33	500	560,820

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,851,645

Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	456,824

Metropolitan Transportation Authority, NY, 2.43%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(4)	7,500	7,546,125

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	3,070,608

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	183,438

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/26	3,000	3,668,400

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	647,641

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	468,952

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.70%), 12/1/23(4)	5,000	5,031,800

Port of Seattle, WA, 5.00%, 3/1/25	150	176,543

Port of Seattle, WA, 5.00%, 3/1/27	250	292,308

Port of Seattle, WA, 5.00%, 3/1/29	250	290,970

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,714,541

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	375,594

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	822,413

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	745,224

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	$650	$804,050

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27(3)	1,000	1,007,420

Texas Transportation Commission, 5.00%, 4/1/33	50	57,468

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	595,660

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	278,590

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,646,467

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,237,808

Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,005,381

Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	810,761

		$88,494,362

Water and Sewer — 5.0%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$364,983

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,738

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	118,148

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,791,015

King County, WA, Sewer Revenue, 4.00%, 7/1/33	5,000	5,451,250

Los Angeles, CA, Wastewater System Revenue, (LOC: The Toronto-Dominion Bank), 1.10%, 6/1/32(2)	5,500	5,500,000

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	661,055

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,130,650

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,127,005

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	740,550

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	612,180

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.52%, 6/15/50(1)	5,000	5,000,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.48%, 6/15/50(1)	5,000	5,000,000

Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	679,032

Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	754,407

Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,212,520

Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	620,441

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	591,515

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	609,373

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	$550	$659,538

		$33,760,400

Total Tax-Exempt Investments — 94.1% (identified cost $605,145,420)		$637,044,481

Other Assets, Less Liabilities — 5.9%		$39,662,077

Net Assets — 100.0%		$676,706,558

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 2.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(3)	When-issued security.

(4)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(5)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $605,145,420)	$637,044,481

Cash	41,554,599

Interest receivable	5,836,144

Receivable from affiliate	4,738

Total assets	$684,439,962

Liabilities

Payable for investments purchased	$1,002,554

Payable for when-issued securities	6,459,705

Payable to affiliate:

Investment adviser fee	178,514

Accrued expenses	92,631

Total liabilities	$7,733,404

Net Assets applicable to investors’ interest in Portfolio	$676,706,558

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Interest	$8,261,715

Total investment income	$8,261,715

Expenses

Investment adviser fee	$1,004,442

Trustees’ fees and expenses	16,215

Custodian fee	72,078

Legal and accounting services	26,678

Miscellaneous	8,559

Total expenses	$1,127,972

Deduct —

Allocation of expenses to affiliate	$29,363

Total expense reductions	$29,363

Net expenses	$1,098,609

Net investment income	$7,163,106

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,168,430

Net realized gain	$2,168,430

Change in unrealized appreciation (depreciation) —

Investments	$20,456,452

Net change in unrealized appreciation (depreciation)	$20,456,452

Net realized and unrealized gain	$22,624,882

Net increase in net assets from operations	$29,787,988

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$7,163,106	$13,949,745

Net realized gain (loss)	2,168,430	(8,296,867)

Net change in unrealized appreciation (depreciation)	20,456,452	13,159,193

Net increase in net assets from operations	$29,787,988	$18,812,071

Capital transactions —

Contributions	$58,073,970	$60,489,911

Withdrawals	(23,706,357)	(143,479,290)

Portfolio transaction fee	122,560	305,881

Net increase (decrease) in net assets from capital transactions	$34,490,173	$(82,683,498)

Net increase (decrease) in net assets	$64,278,161	$(63,871,427)

Net Assets

At beginning of period	$612,428,397	$676,299,824

At end of period	$676,706,558	$612,428,397

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Financial Highlights

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35	%(3)

Net investment income	2.28	%(3)	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	17	%(4)	78%	35%	30	%(4)

Total Return(2)	4.86	%(4)	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$676,707		$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2019, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.9% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2019, the Portfolio’s investment adviser fee amounted to $1,004,442 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $29,363 of the Portfolio’s operating expenses for the six months ended July 31, 2019.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $124,801,137 and $105,052,223, respectively, for the six months ended July 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$605,142,911

Gross unrealized appreciation	$31,903,047

Gross unrealized depreciation	(1,477)

Net unrealized appreciation	$31,901,570

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$637,044,481	$—	$637,044,481

Total Investments	$—	$637,044,481	$—	$637,044,481

30

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

31

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019